Cover	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No 2
Entity Registrant Name	EF HUTTON ACQUISITION CORPORATION I
Entity Central Index Key	0001922858
Entity Tax Identification Number	86-2559175
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	24 Shipyard Drive
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Hingham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02043
City Area Code	(929)
Local Phone Number	528-0767
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	24 Shipyard Drive
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Hingham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02043
City Area Code	(929)
Local Phone Number	528-0767
Contact Personnel Name	Benjamin Piggott